Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Amortization of Discount on Convertible Notes [Table Text Block]

In millions	Debt Discount 2018 Notes	Debt Discount 2021 Notes
2014	$25.4	$10.2
2015	27.4	21.6
2016	29.6	23.6
2017	32.0	25.8
2018	25.6	28.2
2019	—	30.8
2020	—	33.6
2021	—	17.9
	$140.0	$191.7

Debt

	As of December 31, 2013			As of December 31, 2012
	Total	Current and Short-Term	Long-Term	Total	Current and Short-Term	Long-Term
In millions
Non-solar energy system debt and capital leases:
Convertible senior notes due 2018, net of discount	$460.0	$—	$460.0	$—	$—	$—
Convertible senior notes due 2021, net of discount	408.2	—	408.2	—	—	—
Senior notes due 2019	—	—	—	550.0	—	550.0
Second lien term loan, net of discount	—	—	—	196.1	—	196.1
Long-term notes	10.4	2.8	7.6	16.0	3.4	12.6
Total non-solar energy system debt and capital leases	$878.6	$2.8	$875.8	$762.1	$3.4	$758.7
Solar energy system debt, financings and capital leaseback obligations:
Short-term debt, weighted average interest rate of 6.55% and 6.47%, respectively	$68.9	$68.9	$—	$14.7	$14.7	$—
System pre-construction, construction and term debt	1,028.0	305.0	723.0	271.3	61.3	210.0
Capital leaseback obligations	94.0	4.5	89.5	93.3	7.5	85.8
Financing leaseback obligations	1,384.8	16.2	1,368.6	1,107.2	14.3	1,092.9
Other system financing transactions	121.9	0.1	121.8	119.7	—	119.7
Total solar energy system debt, financings and capital leaseback obligations	$2,697.6	$394.7	$2,302.9	$1,606.2	$97.8	$1,508.4
Total debt outstanding	$3,576.2	$397.5	$3,178.7	$2,368.3	$101.2	$2,267.1

Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Principal Payments on Long-term Debt
The aggregate amounts of payments on short-term and long-term debt, excluding capital and financing leaseback obligations, after December 31, 2013 are as follows:

In millions	2014	2015	2016	2017	2018	Thereafter	Total
Maturities of debt (a)	$360.8	$93.6	$70.7	$32.2	$639.8	$1,233.4	$2,430.5

(a) Included in maturities of long-term debt is $121.9 million of maturities relating to other system financing transactions that represent the contract price for solar energy systems under existing sales contracts that contain certain contractual provisions that preclude sale treatment under real estate accounting rules. We account for these transactions as financings of $18.4 million and $103.5 million that will mature upon the expiration of the contractual provisions that preclude sale treatment in years 2015 and thereafter, respectively. These could become payment obligations in the event we default under the executed sales agreement, and the buyer may execute its contractual option to put (sell) the project back to us for a full refund of the contract price.

In millions
2014	$7.2
2015	6.5
2016	6.5
2017	6.5
2018	6.1
Thereafter	91.1
Total minimum lease payments	123.9
Less amounts representing interest	(29.9)
Present value of minimum lease payments	94.0
Less current portion of obligations under capital leases	(4.5)
Noncurrent portion of obligations under capital leases	$89.5

Finance Obligations Under Sale Leaseback [Member]
Debt Instrument [Line Items]
Principal Payments on Long-term Debt
Financing Leaseback Obligations

The aggregate amounts of minimum lease payments on our financing leaseback obligations are $1,384.8 million. Payments from 2014 through 2018 are as follows:

In millions	2014	2015	2016	2017	2018
Minimum lease payments	$23.3	$16.2	$16.1	$15.9	$15.3